Stockholders' Equity (Details Narrative) - USD ($)				12 Months Ended
	Sep. 27, 2019	Sep. 24, 2019	Sep. 20, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Series A Preferred Stock[Member]
Preferred Stock, shares authorized				10,000,000
Preferred stock, par value				$ 0.0001
Preferred stock, shares issued				0
Preferred stock, shares outstanding				0
Series B Preferred Stock[Member]
Preferred Stock, shares authorized				10,000,000
Preferred stock, par value				$ 0.0001
Preferred stock, shares issued				1,000,000
Preferred stock, shares outstanding				1,000,000
Advanced Interactive Gaming, Inc. [Member]
Common stock, shares outstanding				6,175,000	27,640,000	27,640,000
Common stock, par value				$ 0.00001	$ 0.00001	$ 0.001
Number of common stock shares issued	6,175,000
Common stock, shares issued				6,175,000	27,640,000
Advanced Interactive Gaming, Inc. [Member] | Preferred Class B Convertible Stock [Member]
Number of common stock shares issued				120,000
Preferred Stock, shares authorized				10,000,000	10,000,000
Preferred stock, par value				$ 0.00001	$ 0.00001
Preferred stock, shares issued				0	1,000,000
Preferred stock, shares outstanding				0	1,000,000
Accrued dividend				$ 360,000
Cumulative dividend rate				6.00%
Advanced Interactive Gaming, Inc. [Member] | Preferred Stock [Member] | Various Investors [Member]
Number of common stock shares issued		1,000,000
Accrued dividend		$ 360,000
Due from related parties		$ 100
Advanced Interactive Gaming, Inc. [Member] | Various Investors [Member]
Number of common stock shares issued			5,175,000
Shares issued price per share			$ 0.004
Number of shares issued, value			$ 20,700
Advanced Interactive Gaming, Inc. [Member] | Sole Shareholder [Member] | Class B Preferred Stock [Member]
Common stock, shares outstanding					1,000,000
Accrued dividend					$ 240,000
Advanced Interactive Gaming, Ltd. [Member] | Jason Garber [Member]
Common stock, par value		$ 0.001
Number of common stock shares issued		1,000,000
Exchange of shares		3,900,000
Repurcahse of shares of common stock		22,740,000
Repurcahse of shares of common stock, value		$ 22,740
Cancellation of subscription receivable		1,000,000
Subscription receivable		$ 3,900,000
Advanced Interactive Gaming, Ltd. [Member] | Jason Garber [Member] | Recapitalization Shares [Member]
Common stock, shares outstanding		6,750,000
Common stock, shares issued		6,750,000